Affiliated companies and variable interest entities (Tables)	12 Months Ended
Mar. 31, 2012
Summary of Financial Information for Affiliated Companies Accounted for by Equity Method

Summarized financial information for affiliated companies accounted for by the equity method is shown below:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Current assets	¥7,973,712	¥9,112,895	$110,876
Noncurrent assets	6,815,361	6,914,208	84,125

Total assets	¥14,789,073	¥16,027,103	$195,001

Current liabilities	¥5,141,461	¥5,847,495	$71,146
Long-term liabilities and noncontrolling interests	3,726,952	4,032,045	49,058
Affiliated companies accounted for by the equity method shareholders’ equity	5,920,660	6,147,563	74,797

Total liabilities and shareholders’ equity	¥14,789,073	¥16,027,103	$195,001

Toyota’s share of affiliated companies accounted for by the equity method shareholders’ equity	¥1,817,988	¥1,914,129	$23,289

Number of affiliated companies accounted for by the equity method at end of period	56	57

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Net revenues	¥20,599,586	¥21,874,143	¥22,211,233	$270,243

Gross profit	¥2,269,109	¥2,342,706	¥2,297,660	$27,955

Net income attributable to affiliated companies accounted for by the equity method	¥317,017	¥641,771	¥554,983	$6,752

Entities Comprising a Significant Portion of Toyota's Investment in Affiliated Companies and Percentage of Ownership

Entities comprising a significant portion of Toyota’s investment in affiliated companies and percentage of ownership are presented below:

	Percentage of ownership
	March 31,
Name of affiliated companies	2011	2012
Denso Corporation	24.7%	24.9%
Toyota Industries Corporation	24.8%	24.8%
Aisin Seiki Co., Ltd.	23.1%	23.4%
Toyota Tsusho Corporation	21.8%	22.1%
Toyoda Gosei Co., Ltd.	43.1%	43.1%

Account Balances and Transactions with Affiliated Companies

Account balances and transactions with affiliated companies are presented below:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Trade accounts and notes receivable, and other receivables	¥204,447	¥283,497	$3,449
Accounts payable and other payables	352,538	707,955	8,614

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Net revenues	¥1,600,365	¥1,612,397	¥1,536,326	$18,692
Purchases	3,943,648	3,655,185	3,785,284	46,055